Risks and Uncertainties - 10Q (Details) - USD ($) $ in Thousands		3 Months Ended						9 Months Ended		12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net loss	$ (13,654)	$ 20,217	$ 18,492	$ 16,921	$ 14,577	$ 11,860	$ 12,263	$ 55,630	$ 38,700	$ 36,317	$ 55,189
Cash used in operations								53,107	$ 34,450	51,422	52,824
Accumulated deficit	187,154	242,784						242,784		187,154	$ 150,837
Cash, cash equivalents and investments		139,000						139,000
Sales Agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock, maximum aggregate offering price	$ 40,000	$ 40,000						$ 40,000		$ 40,000